SEGMENT INFORMATION - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues	$ 17,931	$ 14,427	$ 11,537
Non-Current Assets	92,805	66,283
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues		1,501	1,405
Canada
Disclosure of geographical areas [line items]
Revenues	4,611	4,438	2,423
Non-Current Assets	23,114	22,711
United States
Disclosure of geographical areas [line items]
Revenues	4,175	2,840	2,644
Non-Current Assets	17,702	13,384
India
Disclosure of geographical areas [line items]
Revenues	1,945	1,878	1,717
Non-Current Assets	9,669	9,269
United Kingdom
Disclosure of geographical areas [line items]
Revenues	2,194	1,604	1,511
Non-Current Assets	11,535	8,092
Brazil
Disclosure of geographical areas [line items]
Revenues	1,522	1,538	1,164
Non-Current Assets	5,237	4,476
Colombia
Disclosure of geographical areas [line items]
Revenues	996	900	862
Non-Current Assets	1,288	989
Australia
Disclosure of geographical areas [line items]
Revenues	678	666	617
Non-Current Assets	3,826	4,290
France
Disclosure of geographical areas [line items]
Revenues	442	0	0
Non-Current Assets	5,153	729
Spain
Disclosure of geographical areas [line items]
Revenues	318	0	0
New Zealand
Disclosure of geographical areas [line items]
Revenues	128	112	121
Non-Current Assets	319	338
Peru
Disclosure of geographical areas [line items]
Revenues	144	111	96
Non-Current Assets	1,295	1,202
Chile
Disclosure of geographical areas [line items]
Revenues	0	0	138
Other
Disclosure of geographical areas [line items]
Revenues	778	340	$ 244
Non-Current Assets	$ 655	$ 125
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue		10.00%	10.00%